Net revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net operating revenue
Net revenue	R$ 1,444,380	R$ 956,519	R$ 677,133
Financial Services
Net operating revenue
Net revenue	487,177	324,118	231,813
Food and Beverages
Net operating revenue
Net revenue	340,709	244,590	116,911
Pharmaceuticals and Cosmetics
Net operating revenue
Net revenue	206,375	134,763	85,410
Technology, Media, and Telecom
Net operating revenue
Net revenue	169,311	81,961	92,113
Retail and Manufacturing
Net operating revenue
Net revenue	93,871	83,046	65,130
Education and Services
Net operating revenue
Net revenue	64,336	41,323	21,042
Others
Net operating revenue
Net revenue	R$ 82,600	R$ 46,718	R$ 64,714